SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended
Mar. 31, 2022
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

A summary of warrants activity for the years ended March 31, 2022 and September 30, 2021 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Fair Value
Exercisable, September 30, 2021	101,200	$5.00	4.75	-
Granted	-	-	-	$-
Forfeited	-	-	-	-
Exercised	50,600	5.00	-	-
Outstanding, March 31, 2022	50,600	$5.00	3.75	$-
Exercisable, March 31, 2022	50,600	$5.00	3.75	$-

SCHEDULE OF NON-CONTROLLING INTERESTS

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2021	$483,037	$44,828	$527,865
Net loss attributable to non-controlling interest	(5,626)	(13,392)	(19,018)
Foreign currency translation adjustment	(679)	(1,617)	(2,296)
As of March 31, 2022	$476,732	$29,819	$506,551